Fair Value Disclosures	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures

Fair Value Methods and Assumptions - Financial Assets and Liabilities

The following methods and assumptions were used in estimating fair value for our financial assets and liabilities:

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Commodity derivatives contracts. These include exchange-traded futures contracts related to petroleum products. These contracts are carried at fair value on our consolidated balance sheets and are valued based on quoted prices in active markets. See Note 13 – Derivative Financial Instruments for further disclosures regarding these contracts.

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Interest rate contracts. These include forward-starting interest rate swap agreements to hedge against the risk of variability of interest payments on future debt. These contracts are carried at fair value on our consolidated balance sheets and are valued based on an assumed exchange, at the end of each period, in an orderly transaction with a participant in the market in which the financial instrument is traded. The exchange value was calculated using present value techniques on estimated future cash flows based on forward interest rate curves. See Note 13 – Derivative Financial Instruments for further disclosures regarding these contracts.

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Basis Derivative Agreement. During 2019, we entered into a basis derivative agreement with a joint venture co-owner’s affiliate, and, contemporaneously, that affiliate entered into an intrastate transportation services agreement with the joint venture. Settlements under the basis derivative agreement are determined based on the basis differential of crude oil prices at different market locations and a notional volume of 30,000 barrels per day (see Note 13 - Derivative Financial Instruments for further disclosures regarding this agreement). The fair value of this derivative was calculated based on observable market data inputs, including published commodity pricing data and market interest rates. The key inputs in the fair value calculation include the forward price curves for crude oil, the implied forward correlation in crude oil prices between West Texas and the Houston Gulf Coast, and the implied forward volatility for crude oil futures contracts.

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Long-term receivables. These primarily include payments receivable under a sales-type leasing arrangement and cost reimbursement payments receivable. These receivables were recorded at fair value on our consolidated balance sheets, using then-current market rates to estimate the present value of future cash flows.

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Guarantees. At December 31, 2018, these guarantees primarily included an indemnification agreement we entered into in connection with the partial sale of our interest in BridgeTex. This indemnification was recorded at fair value on our consolidated balance sheets upon initial recognition, using probability-weighted potential outcome scenarios to estimate our possible liability for specific events covered by this indemnification. In first quarter 2019, certain litigation subject to the indemnification agreement was settled, which resulted in our paying $5.0 million under the indemnification agreement and recognizing the reduction of the remaining $11.0 million liability as an additional gain on disposition of assets on our consolidated statements of income.

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Debt. The fair value of our publicly traded notes was based on the prices of those notes at December 31, 2018 and 2019; however, where recent observable market trades were not available, prices were determined using adjustments to the last traded value for that debt issuance or by adjustments to the prices of similar debt instruments of peer entities that are actively traded. The carrying amount of borrowings, if any, under our revolving credit facility and our commercial paper program approximates fair value due to the frequent repricing of these obligations.

Fair Value Measurements - Financial Assets and Liabilities

The following tables summarize the carrying amounts, fair values and fair value measurements recorded or disclosed as of December 31, 2018 and 2019, based on the three levels established by ASC 820; Fair Value Measurements and Disclosures (in thousands):

			Fair Value Measurements as of December 31, 2018 using:
Assets (Liabilities)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity derivatives contracts	$55,011	$55,011	$55,011	$—	$—
Interest rate contracts	$(8,126)	$(8,126)	$—	$(8,126)	$—
Long-term receivables	$20,844	$20,844	$—	$—	$20,844
Guarantees	$(16,409)	$(16,409)	$—	$—	$(16,409)
Debt	$(4,270,869)	$(4,224,373)	$—	$(4,224,373)	$—

			Fair Value Measurements as of December 31, 2019 using:
Assets (Liabilities)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity derivatives contracts	$(10,222)	$(10,222)	$(10,222)	$—	$—
Basis derivative agreement	$(17,304)	$(17,304)	$—	$(17,304)	$—
Long-term receivables	$20,782	$20,782	$—	$—	$20,782
Guarantees	$(408)	$(408)	$—	$—	$(408)
Debt	$(4,706,075)	$(5,192,685)	$—	$(5,192,685)	$—